SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds received from short-term borrowings	$ 1,021		$ 1,138
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	(400)		(800)
Repayments of short-term borrowings	(400)		(400)
Net proceeds received (repayment of) from short term borrowings	0		400
Receivables securitization program | Maximum
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	(2,400)
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Net proceeds received (repayment of) from short term borrowings	(451)		265
Net proceeds received from short-term borrowings	(451)	$ (318)	265	$ 190
US commercial paper program | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	(729)	(517)	(2,759)	(2,009)
Repayments of short-term borrowings	$ (1,180)	$ (835)	$ (2,494)	$ (1,819)
Exchange rate on proceeds received from short-term borrowings	1.410	1.410	1.373	1.373
Exchange rate on repayments of short-term borrowings	1.413	1.413	1.371	1.371
Credit facilities | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (7,479)	$ (5,397)	$ (3,996)	$ (2,899)
Repayments of short-term borrowings	$ (8,007)	$ (5,749)	$ (3,523)	$ (2,547)
Exchange rate on proceeds received from short-term borrowings	1.386	1.386	1.378	1.378
Exchange rate on repayments of short-term borrowings	1.393	1.393	1.383	1.383
Credit facilities | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (2,000)		$ 0
All Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Net proceeds received from short-term borrowings	$ 1,472		$ 473